Operating Segments Information - Summary of Geographical Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of geographical areas [line items]
Operating revenue	$ 581,914,471	$ 19,004,392	$ 670,872,643	$ 569,997,133
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	369,608,094		377,857,333		$ 12,070,806
United States [Member]
Disclosure of geographical areas [line items]
Operating revenue	370,306,818	12,093,627	446,484,639	353,500,361
Taiwan [member]
Disclosure of geographical areas [line items]
Operating revenue	70,492,517	2,302,172	83,655,142	94,598,067
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	258,813,497		268,036,245		8,452,433
Asia [Member]
Disclosure of geographical areas [line items]
Operating revenue	75,316,422	2,459,713	75,991,902	62,523,167
Europe [Member]
Disclosure of geographical areas [line items]
Operating revenue	65,026,966	2,123,676	63,542,468	57,910,641
Other geographical areas [member]
Disclosure of geographical areas [line items]
Operating revenue	771,748	$ 25,204	1,198,492	$ 1,464,897
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	44,134,206		40,537,349		1,441,352
China [member]
Disclosure of geographical areas [line items]
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	$ 66,660,391		$ 69,283,739		$ 2,177,021